SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended	20 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020
Denominator:
Weighted-average shares outstanding, basic	[1]					2,500,000	2,500,000
Weighted-average shares outstanding, diluted	[1]					2,500,000	2,500,000
Basic net income per share						$ 0.00	$ 0.00
Diluted net income per share						$ 0.00	$ 0.00
Class A Common Stock Subject to Redemption
Numerator:
Allocation of net loss, as adjusted		$ (629,913)		$ (1,052,069)
Denominator:
Weighted-average shares outstanding, basic		11,500,000	0	8,804,029	0
Weighted-average shares outstanding, diluted		11,500,000	0	8,804,029	0
Basic net income per share		$ (0.05)	$ 0.00	$ (0.12)	$ 0.00
Diluted net income per share		$ (0.05)	$ 0.00	$ (0.12)	$ 0.00
Class A Common Stock Not Subject to Redemption
Numerator:
Allocation of net loss, as adjusted		$ (179,827)	$ (800)	$ (370,379)	$ (885)			$ (800)
Denominator:
Weighted-average shares outstanding, basic		3,283,000	2,500,000	3,099,440	2,500,000			2,500,000
Weighted-average shares outstanding, diluted		3,283,000	2,500,000	3,099,440	2,500,000			2,500,000
Basic net income per share		$ (0.05)	$ 0.00	$ (0.12)	$ 0.00			$ 0.00
Diluted net income per share		$ (0.05)	$ 0.00	$ (0.12)	$ 0.00			$ 0.00

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).